Label	Element	Value
Amplify BlackSwan Tech & Treasury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Amplify BlackSwan Tech & Treasury ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Amplify ETF Trust

Supplement Dated April 6, 2023 to the Prospectuses, Summary Prospectuses and Statements of Additional Information, each Dated February 28, 2023

Amplify BlackSwan Growth & Treasury Core ETF
Amplify BlackSwan ISWN ETF
Amplify BlackSwan Tech & Treasury ETF

(each, a “Fund” and collectively, the “Funds”)

On March 15, 2023, the Board of Trustees of the Amplify ETF Trust (the “Trust”) considered and voted to approve an investment sub-adviser to each of the Funds pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Cerity Partners LLC.

Cerity Partners LLC is a registered investment adviser with its offices at 335 Madison Avenue, 23rd Floor, New York, NY 10017.

The appointment of Cerity Partners LLC as sub-adviser to each Fund has an effective date of March 31, 2023. In accordance with the manager of managers exemptive order received from the Securities and Exchange Commission, additional details about the sub-adviser changes will be made available to shareholders within 90 days of the changes.

In connection with the sub-adviser changes, the following changes are being made:

1.                Notwithstanding anything to the contrary in each Summary Prospectus, Prospectus and Statement of Additional Information, each reference to “Sub-Adviser” is hereby replaced with “Sub-Advisers.”

2.                  Notwithstanding anything to the contrary in each Summary Prospectus and Prospectus, the fourth sentence of the first paragraph under the Section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund’s investment sub-advisers, Cerity Partners LLC (“Cerity”) and Toroso Investments, LLC (“Toroso,” and with Cerity, the “Sub-Advisers”), manage the investment of the Fund’s assets.

3.                  Notwithstanding anything to the contrary in each Summary Prospectus and Prospectus, the “Management of the Fund” section is hereby deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

Investment Adviser. Amplify Investments LLC.

Sub-Advisers. Cerity Partners LLC and Toroso Investments, LLC.

Portfolio Managers. The following individuals serve as portfolio managers to the Fund.

•	Dan Cupkovic, CFP, Director of Investments at Cerity
•	Dr. Indu Chhachhi, Senior Advisor and Researcher at Cerity
•	Matt Westfall, CFA, Director of Investment Operations at Cerity
•	Charles A. Ragauss, CFA, Head of Trading and Portfolio Manager at Toroso
•	Michael Venuto, Chief Investment Officer of Toroso

Each portfolio manager is primarily responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since its inception in 2018.

4.                  Notwithstanding anything to the contrary in each Prospectus, the third, fourth and fifth paragraphs under the Section entitled “Fund Organization” are hereby deleted and replaced in their entirety with the following:

Cerity Partners LLC, 335 Madison Avenue, 23rd Floor, New York, NY 10017, and Toroso Investments, LLC, 98 North Broadway, Suite 2, Massapequa, New York, 11758, serve as investment sub-advisers to the Fund.

Amplify Investments has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Toroso has overall responsibility for selecting and continuously monitoring the Fund’s investments.

Dan Cupkovic, Indu Chhachhi, Matt Westfall, Michael Venuto and Charles A. Ragauss serve as portfolio managers to the Fund.

Dan Cupkovic, CFP. Mr. Cupkovic serves as Director of Investment at Cerity (formerly ARGI Investment Services, LLC). He joined Cerity in 2008. Mr. Cupkovic is a member of the Cerity Investment Committee, which actively oversees the Cerity managed investment strategies. In addition to his investment role, Mr. Cupkovic works as a lead advisor for institutional accounts and high net worth clientele.

Indu Chhachhi. Dr. Chhachhi serves as Investment Committee Member and Research at Cerity. Dr. Chhachhi joined Cerity in 2006 as a Financial Planner. Dr. Chhachhi has a doctorate in finance from Southern Illinois University and has been teaching finance at the university level since 1990. He served as the Chair of the Finance Department at Western Kentucky University from 1999 – 2007 and returned to this position in 2017. Currently, he is the Professor of Finance at WKU. He also serves as the Director of the Tennessee Valley Authority’s Investment Challenge Program.

Matt Westfall, CFA. Mr. Westfall serves a Portfolio Manager at Cerity. He joined Cerity in 2010. He has a B.S./B.A. in Finance and Marketing from Ohio State University and earned his Chartered Financial Analyst® designation from the CFA Institute. Mr. Westfall has previous experience in investment banking developing research.

Michael Venuto. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Toroso since 2012. Mr. Venuto is also currently a Managing Director of Tidal Growth Consultants. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.

Charles A. Ragauss, CFA. Mr. Ragauss serves as Portfolio Manager at Toroso, having joined the firm in September 2020. Prior to joining Toroso, Mr. Ragauss served as Chief Operating Officer and Director of Portfolio Management at CSAT Investment Advisory, L.P., doing business as Exponential ETFs, from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.

5.                  Notwithstanding anything to the contrary in each Prospectus, the tenth paragraph under the Section entitled “Fund Organization” is hereby deleted and replaced in its entirety with the following:

Manager of Managers Structure. The Fund and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-adviser(s) and recommending to the Board the hiring, termination, or replacement of any such sub-adviser(s)—including Cerity and Toroso, in their capacity as a Sub-Adviser. The exemptive order does not apply to any sub-adviser that is affiliated with the Fund or the Adviser.

6.                 Notwithstanding anything to the contrary in each Statement of Additional Information, the first paragraph under “Information about the Funds” is hereby replaced in its entirety with the below:

The Funds are advised by Amplify Investments LLC (the “Adviser” or “Amplify Investments”). Penserra Capital Management LLC (“Penserra”) serves as the investment sub-adviser to YYY, IBUY, DIVO, EMFQ, CNBS, BIDS and IDVO. Capital Wealth Planning, LLC (“CWP”), along with Penserra, each serves as an investment sub-adviser to DIVO and IDVO. Toroso Investments, LLC, a Tidal Financial Group company, (“Toroso”) serves as the investment sub-adviser to BLOK, BATT, SWAN, ISWN, MVPS, QSWN, IWIN and NDIV. Cerity Partners LLC (“Cerity”, and collectively, with Penserra, CWP and Toroso, the “Sub-Advisers”) along with Toroso, each serves as an investment sub-adviser to SWAN, ISWN and QSWN.

7.                Notwithstanding anything to the contrary in each Statement of Additional Information, the following is added as the last sentence of the first paragraph under the Section entitled “Investment Sub-Advisers”:

Cerity Partners LLC, along with Toroso, serves as an investment sub-adviser to SWAN, ISWN and QSWN.

8.                  Notwithstanding anything to the contrary in each Statement of Additional Information, the following is added after the fourth paragraph under the Section entitled “Investment Sub-Advisers”:

Cerity Partners LLC is located at 335 Madison Avenue, 23rd Floor, New York, NY 10017.

9.                  Notwithstanding anything to the contrary in each Statement of Additional Information, the following is added to the end of the Section entitled “Portfolio Managers”:

Dan Cupkovic, CFP. Mr. Cupkovic serves as Director of Investment at Cerity (formerly ARGI Investment Services, LLC). He joined Cerity in 2008. Mr. Cupkovic is a member of the Cerity Investment Committee, which actively oversees the Cerity managed investment strategies. In addition to his investment role, Mr. Cupkovic works as a lead advisor for institutional accounts and high net worth clientele.

Indu Chhachhi. Dr. Chhachhi serves as Investment Committee Member and Research at Cerity. Dr. Chhachhi joined Cerity in 2006 as a Financial Planner. Dr. Chhachhi has a doctorate in finance from Southern Illinois University and has been teaching finance at the university level since 1990. He served as the Chair of the Finance Department at Western Kentucky University from 1999 – 2007 and returned to this position in 2017. Currently, he is the Professor of Finance at WKU. He also serves as the Director of the Tennessee Valley Authority’s Investment Challenge Program.

Matt Westfall, CFA. Mr. Westfall serves a Portfolio Manager at Cerity. He joined Cerity in 2010. He has a B.S./B.A. in Finance and Marketing from Ohio State University and earned his Chartered Financial Analyst® designation from the CFA Institute. Mr. Westfall has previous experience in investment banking developing research.

10.                    Notwithstanding anything to the contrary in each Statement of Additional Information, the following is added to the end of the Section entitled “Portfolio Managers – Compensation”

Messrs. Cupkovic, Chhachhi and Westfall are compensated by Cerity with a fixed salary and discretionary bonus based on the financial performance and profitability of Cerity and not based on the performance of the Funds for which each acts as portfolio manager.

Supplement Closing [Text Block]	ck0001633061_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference.